Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details)	May 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 25,858
2021	29,311
2022	30,484
2023	31,703
2024	24,484
Total Operating Lease Obligations	141,840
Less: Amount representing interest	(40,919)
Present Value of minimum lease payments	$ 100,921